Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
which require that we, among other things, report the amount of “compensation actually paid” (“CAP”) to our named executive officers for the last three fiscal years and compare those amounts to certain mandated performance metrics. The values shown below under the header “compensation actually paid” is calculated in accordance with applicable SEC rules and does not reflect the actual amount of compensation earned by or paid to our named executive officers during each covered fiscal year.
Our compensation philosophy is to deliver pay for performance. We seek to provide a level of performance that creates sustainable value for our stockholders by generating short-term results while also making investments designed to increase profitability over the long term. Please refer to the “Compensation Discussion and Analysis” section of this proxy statement for details regarding how the compensation committee links the compensation paid to our named executive officers to our company performance.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (1)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4) (millions)	Company- Selected Measure (Adjusted EBIT) (5) (millions)
					Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)

2022	$8,264,516	$8,812,434	$1,545,916	$1,787,821	$81.02	$104.16	$126.3	$165.0

2021	$9,781,885	$11,352,428	$2,129,619	$2,296,009	$70.82	$109.35	$16.1	$70.9

2020	$7,953,938	$1,192,237	$1,599,412	$680,043	$66.30	$106.45	$31.7	$73.3

(1)
As required by applicable SEC rules, CAP was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair value of stock awards reported in the “Stock Awards” column of the SCT (“Stock Awards”), (ii) subtracting the grant date fair value of option awards reported in the “Option Awards” column of the SCT (“Option Awards”), (iii) subtracting the actuarial present value of the accumulated benefit under defined benefit plans reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the SCT (“Change in Pension Value”), (iv) adding the change in fair value of stock and option awards for the applicable year, and (v) adding the service cost and prior service cost for all defined benefit plans for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for performance-based awards as of the end of the covered fiscal year. The service cost and prior service cost for defined benefit plans were calculated using the same methodology as used for our financial statements under generally accepted accounting principles.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the covered fiscal years. Mr. Stanage is included as the CEO for each of the years reported in the table above.

Chief Executive Officer
Year	SCT Total	Subtract: Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	Subtract: Change in Pension Value as Disclosed Each Year in the SCT	Add: Change in Fair Value of Stock Awards and Option Awards	Add: Service and Prior Service Cost for Pension Plans	CAP for Chief Executive Officer

2022	$8,264,516	$(4,597,073)	$(1,146,825)	$4,881,098	$1,410,718	$8,812,434

2021	$9,781,885	$(6,630,904)	$(929,331)	$8,175,270	$955,508	$11,352,428

2020	$7,953,938	$(4,420,348)	$(2,365,446)	$(1,066,366)	$1,090,459	$1,192,237

CEO: Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP

2022	$5,233,909	$—	$ 254,444	$(666,206)	$—	$58,951	$ 4,881,098

2021	$8,621,521	$—	$ 206,852	$(653,103)	$—	$—	$ 8,175,270

2020	$2,551,099	$—	$(1,385,174)	$(2,232,290)	$—	$—	$(1,066,366)

CEO: Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost for Pension Plans

2022	$1,210,933	$199,785	$1,410,718

2021	$955,508	$—	$955,508

2020	$1,090,459	$—	$1,090,459

(2)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each covered fiscal year were:

2022: Patrick J. Winterlich, Gail E. Lehman, Thierry Merlot, Gina Fitzsimons, Robert G. Hennemuth, and Colleen Pritchett
2021: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, and Thierry Merlot
2020: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, Colleen Pritchett, and Brett Schneider

Other Named Executive Officers
Year	Average SCT Total	Subtract: Average Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	Subtract: Average Change in Pension Value as Disclosed Each Year in the SCT	Add: Average Change in Fair Value of Stock Awards and Option Awards	Add: Average Service and Prior Service Cost for Pension Plans	Average CAP for Other Named Executive Officers

2022	$1,545,916	$(651,500)	$—	$887,128	$6,276	$1,787,821

2021	$2,129,619	$(1,249,923)	$(25,942)	$1,406,568	$35,688	$2,296,009

2020	$1,599,412	$(950,232)	$(87,103)	$88,916	$29,050	$680,043

Other Named Executive Officers: Average Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Average Change in Fair Value of Stock Awards and Option Awards Included in CAP

2022	$712,798	$—	$291,392	$(42,922)	$(82,136)	$7,996	$887,128

2021	$1,553,051	$—	$(75,353)	$(71,130)	$—	$—	$1,406,568

2020	$564,376	$—	$(273,263)	$(167,942)	$(34,255)	$—	$88,916

Other Named Executive Officers: Average Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Average Service and Prior Service Cost for Pension Plans

2022	$6,276	$—	$6,276

2021	$35,688	$—	$35,688

2020	$29,050	$—	$29,050

(3)
The company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The company TSR in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Aerospace & Defense Select Industry Index during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.

(4)	Reflects net income for the covered fiscal year, as reported in our Annual Report on Form 10-K for such year.

(5)	The following table provides a list of the most important financial performance measures used by us to link CAP to company performance for the most recently completed fiscal year:

Tabular List
Adjusted EBIT
Free Cash Flow
Return on Invested Capital (ROIC)
Of the goals listed above, we consider Adjusted EBIT to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore included it as the Company-Selected Measure in the table above. For the definition of Adjusted EBIT, please see page 31 of this proxy statement.

Company Selected Measure Name	Adjusted EBIT
Named Executive Officers, Footnote [Text Block]
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO
named executive officers included in the average for each covered fiscal year were:
2022: Patrick J. Winterlich, Gail E. Lehman, Thierry Merlot, Gina Fitzsimons, Robert G. Hennemuth, and Colleen Pritchett
2021: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, and Thierry Merlot
2020: Patrick J. Winterlich, Robert G. Hennemuth, Gail E. Lehman, Colleen Pritchett, and Brett Schneider

Peer Group Issuers, Footnote [Text Block]	The company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends. The company TSR in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the S&P Aerospace & Defense Select Industry Index during the period commencing on December 31, 2019 and ending on the last day of the covered fiscal year, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 8,264,516	$ 9,781,885	$ 7,953,938
PEO Actually Paid Compensation Amount	$ 8,812,434	11,352,428	1,192,237
Adjustment To PEO Compensation, Footnote [Text Block]
The following is a reconciliation of the SCT total and the CAP for the CEO for each of the covered fiscal years. Mr. Stanage is included as the CEO for each of the years reported in the table above.

Chief Executive Officer
Year	SCT Total	Subtract: Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	Subtract: Change in Pension Value as Disclosed Each Year in the SCT	Add: Change in Fair Value of Stock Awards and Option Awards	Add: Service and Prior Service Cost for Pension Plans	CAP for Chief Executive Officer

2022	$8,264,516	$(4,597,073)	$(1,146,825)	$4,881,098	$1,410,718	$8,812,434

2021	$9,781,885	$(6,630,904)	$(929,331)	$8,175,270	$955,508	$11,352,428

2020	$7,953,938	$(4,420,348)	$(2,365,446)	$(1,066,366)	$1,090,459	$1,192,237

CEO: Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change in Fair Value of Stock Awards and Option Awards Included in CAP

2022	$5,233,909	$—	$ 254,444	$(666,206)	$—	$58,951	$ 4,881,098

2021	$8,621,521	$—	$ 206,852	$(653,103)	$—	$—	$ 8,175,270

2020	$2,551,099	$—	$(1,385,174)	$(2,232,290)	$—	$—	$(1,066,366)

CEO: Pension Plan Adjustment
Year	Service Cost	Prior Service Cost	Total Service and Prior Service Cost for Pension Plans

2022	$1,210,933	$199,785	$1,410,718

2021	$955,508	$—	$955,508

2020	$1,090,459	$—	$1,090,459

Non-PEO NEO Average Total Compensation Amount	$ 1,545,916	2,129,619	1,599,412
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,787,821	2,296,009	680,043
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other Named Executive Officers
Year	Average SCT Total	Subtract: Average Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT	Subtract: Average Change in Pension Value as Disclosed Each Year in the SCT	Add: Average Change in Fair Value of Stock Awards and Option Awards	Add: Average Service and Prior Service Cost for Pension Plans	Average CAP for Other Named Executive Officers

2022	$1,545,916	$(651,500)	$—	$887,128	$6,276	$1,787,821

2021	$2,129,619	$(1,249,923)	$(25,942)	$1,406,568	$35,688	$2,296,009

2020	$1,599,412	$(950,232)	$(87,103)	$88,916	$29,050	$680,043

Other Named Executive Officers: Average Change in Fair Value of Stock and Option Awards
Year	Year-End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	Year-over-Year Increase or Decrease in Fair Value for Stock Awards and Option Awards Granted in Prior Years that Remained Unvested at the End of the Covered Fiscal Year	Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Average Change in Fair Value of Stock Awards and Option Awards Included in CAP

2022	$712,798	$—	$291,392	$(42,922)	$(82,136)	$7,996	$887,128

2021	$1,553,051	$—	$(75,353)	$(71,130)	$—	$—	$1,406,568

2020	$564,376	$—	$(273,263)	$(167,942)	$(34,255)	$—	$88,916

Other Named Executive Officers: Average Pension Plan Adjustment
Year	Average Service Cost	Average Prior Service Cost	Total Average Service and Prior Service Cost for Pension Plans

2022	$6,276	$—	$6,276

2021	$35,688	$—	$35,688

2020	$29,050	$—	$29,050

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Company TSR
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s TSR during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Net Income [Text Block]
CAP and Net Income
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s net income during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP and Adjusted EBIT
The graph below illustrates the relationship between the CAP to our CEO and the other NEOs and the company’s Adjusted EBIT during the period covered by the Pay versus Performance Table. The CAP figures shown below are calculated as required by SEC requirements, which include unvested and unpaid amounts.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR and Peer Group TSR
The graph below illustrates the relationship between the company’s TSR and the peer group TSR during the period covered by the Pay versus Performance Table. The company’s TSR has outperformed the peer group TSR since 2020 on a relative basis.

Tabular List [Table Text Block]
The following table provides a list of the most important financial performance measures used by us to link CAP to company performance for the most recently completed fiscal year:

Tabular List
Adjusted EBIT
Free Cash Flow
Return on Invested Capital (ROIC)

Total Shareholder Return Amount	$ 81.02	70.82	66.3
Peer Group Total Shareholder Return Amount	104.16	109.35	106.45
Net Income (Loss)	$ 126,300,000	$ 16,100,000	$ 31,700,000
Company Selected Measure Amount	165.0	70.9	73.3
PEO Name	Mr. Stanage
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Non-GAAP Measure Description [Text Block]
Of the goals listed above, we consider Adjusted EBIT to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to company performance and therefore included it as the Company-Selected Measure in the table above. For the definition of Adjusted EBIT, please see page 31 of this proxy statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
PEO [Member]
Pay vs Performance Disclosure [Table]
Year End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	$ 5,233,909	$ 8,621,521	$ 2,551,099
Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	0	0	0
Year Over Year Increase Or Decrease In Fair Value For Stock Awards And Option Awards Granted In Prior Years That Remained Unvested At The End Of The Covered Fiscal Year	254,444	206,852	(1,385,174)
Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	(666,206)	(653,103)	(2,232,290)
Adjustments for Stock Awards that Failed to Meet Performance Conditions	0	0	0
Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value	58,951	0	0
Average Service Cost	1,210,933	955,508	1,090,459
Average Prior Service Cost	199,785	0	0
PEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,597,073)	(6,630,904)	(4,420,348)
PEO [Member] | Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,146,825)	(929,331)	(2,365,446)
PEO [Member] | Change in Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,881,098	8,175,270	(1,066,366)
PEO [Member] | Service and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,410,718	955,508	1,090,459
PEO [Member] | Average Service and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,410,718	955,508	1,090,459
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Year End Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	712,798	1,553,051	564,376
Fair Value of Stock Awards and Option Awards Granted in Covered Fiscal Year that Vested During the Covered Fiscal Year	0	0	0
Year Over Year Increase Or Decrease In Fair Value For Stock Awards And Option Awards Granted In Prior Years That Remained Unvested At The End Of The Covered Fiscal Year	291,392	(75,353)	(273,263)
Increase or Decrease in Fair Value of Stock Awards and Option Awards Granted in Prior Years that Vested in the Covered Fiscal Year	(42,922)	(71,130)	(167,942)
Adjustments for Stock Awards that Failed to Meet Performance Conditions	(82,136)	0	(34,255)
Value Of Dividends Or Other Earnings Paid On Stock Awards Not Otherwise Reflected In Fair Value	7,996	0	0
Average Service Cost	6,276	35,688	29,050
Average Prior Service Cost	0	0	0
Non-PEO NEO [Member] | Average Grant Date Fair Value of Stock Awards and Option Awards Granted Each Year as Disclosed in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(651,500)	(1,249,923)	(950,232)
Non-PEO NEO [Member] | Average Change in Pension Value as Disclosed Each Year in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(25,942)	(87,103)
Non-PEO NEO [Member] | Average Change in Fair Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	887,128	1,406,568	88,916
Non-PEO NEO [Member] | Average Service and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,276	$ 35,688	$ 29,050